INVESTMENTS AND OTHER FINANCIAL ASSETS - Investments and Other Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments and other financial assets [Abstract]
Investments accounted for using the equity method	€ 63,438	€ 55,200	€ 49,087
Other securities and financial assets	17,384	12,471
Total investments and other financial assets	€ 80,822	€ 67,671